TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Accruals	$ 0	$ 290
Current
Trade payables	1,862	1,235
Accruals	7,656	4,292
Indirect taxes	1,180	703
Other payables	95	112
Trade and other payables	$ 10,793	$ 6,342